Material Accounting Policies and Judgments - Narrative (Details) - CAD ($) $ in Millions	Feb. 17, 2026	Mar. 31, 2026	Mar. 31, 2025
Disclosure of subsidiaries [line items]
Cash and cash equivalents for minimum statutory requirements for self insurance		$ 5.7	$ 6.6
Bevo
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary sold	50.10%